Segment Information - Net Revenues by Product Lines (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total consolidated net revenues	$ 8,493	$ 9,735	$ 10,346
Automotive ("APG") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	1,554	1,678	1,420
Digital Convergence Group ("DCG") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	888	1,084	1,413
Imaging, Bi-CMOS ASIC and Silicon Photonics Group ("IBP") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	437	722	712
Other Digital [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	9	33	49
Digital [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	1,334	1,839	2,174
Analog, MEMS & Sensors ("AMS") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	1,320	1,335	1,106
Industrial & Power Conversion ("IPC") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	733	864	863
Microcontrollers, Memories & Secure MCUs ("MMS") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	1,147	1,175	1,181
Other AMM [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues		3	4
Analog MEMS And Microcontrollers ("AMM") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	3,200	3,377	3,154
Power Discrete Products ("PDP") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	1,015	1,240	1,319
Connectivity [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	120	233	286
Smartphone and Tablet Solutions ("STS") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	1,102	1,202	1,893
Modem [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	129	115	35
Other Wireless [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	(6)	2	5
Wireless Segment (Wireless) [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	1,345	1,552	2,219
All Other Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	$ 45	$ 49	$ 60